CALVERT SOCIAL INDEX FUND
Investment Objective
The Fund seeks to match the performance of the Calvert Social Index, which measures the investment return of large- and mid-capitalization stocks.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under 'Choosing a Share Class' on page 84 and 'Reduced Sales Charges' on page 88 of the Fund's Prospectus, and under 'Method of Distribution' on page 54 of the Fund's Statement of Additional Information ('SAI').

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees CALVERT SOCIAL INDEX FUND		Class A	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	5.00%	1.00%
Redemption fees (as % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses CALVERT SOCIAL INDEX FUND		Class A	Class B	Class C
Management fees	[1]	0.40%	0.40%	0.40%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%
Other expenses		0.36%	0.85%	0.61%
Total annual fund operating expenses		1.01%	2.25%	2.01%
Less fee waiver and/or expense reimbursement	[2]	(0.26%)	(0.50%)	(0.26%)
Net expenses		0.75%	1.75%	1.75%
[1]	Management fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.
[2]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 0.75% for Class A, 1.75% for Class B and 1.75% for Class C. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

:you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

:your investment has a 5% return each year;

:the Fund's operating expenses remain the same; and

:any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example CALVERT SOCIAL INDEX FUND (USD $)	Class A	Class B - Sold	Class B - Held	Class C - Sold	Class C - Held
1 Year	548	678	178	278	178
3 Years	757	1,055	655	605	605
5 Years	982	1,359	1,159	1,059	1,059
10 Years	1,630	2,231	2,231	2,317	2,317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ('turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the 'Example', affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in about the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days' notice before changing this policy.

Calvert Social Index. The Calvert Social Index measures the performance of those companies that meet the sustainable and socially responsible investment criteria and that are selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, included in the Dow Jones Total Market Index (the 'Dow Jones TMI'). The Dow Jones TMI represents the top 95% of U.S. companies based on float-adjusted market capitalization, excluding the very smallest and least-liquid stocks. As of December 31, 2010, the capitalization range of the Calvert Social Index was  $237 million to  $295 billion, and the weighted average capitalization was  $71.3 billion. The Fund seeks to have a weighted average capitalization that approximates that of the Index. As of December 31, 2010, there were 674 companies in the Index, though this number will change over time due to company mergers or changes due to Calvert's evaluation of an issuer's conduct relative to the Fund's sustainable and socially responsible investment criteria. The Index is reconstituted once a year based on an updated list of the 1,000 largest U.S. companies. The Index is also reviewed quarterly to adjust for sustainable and socially responsible investment criteria and other factors.

Sustainable and Socially Responsible Investing. The Fund's sustainable and socially responsible investment criteria are described in the Fund's Prospectus under 'About Sustainable and Socially Responsible Investing.' Calvert continuously evaluates the performance of companies included in the Calvert Social Index to ensure compliance with these criteria.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible while satisfying its investment criteria, including financial, sustainability and social responsibility factors, the Fund will not be able to match the performance of the index exactly.

Stock Market Risk. The stock market or the Calvert Social Index may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

Best Quarter (of periods shown) 6/30/09 18.19% Worst Quarter (of periods shown) 12/31/08 -25.52%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12-31-10) (with maximum sales charge deducted, if any)
Average Annual Total Returns CALVERT SOCIAL INDEX FUND		1 Year	5 Years	10 Years
Class A		7.83%	(0.71%)	(0.81%)
Class A Return after taxes on distributions		7.73%	(0.32%)	(0.94%)
Class A Return after taxes on distributions and sale of Fund shares		5.24%	(0.16%)	(0.71%)
Class B		7.00%	(0.41%)	(1.32%)
Class C		11.00%	(0.20%)	(1.31%)
Calvert Social Index	[1]	13.98%	1.97%	0.63%
Lipper Multi-Cap Core Funds Avg.		15.91%	2.42%	2.91%
[1]	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INDEX SERIES INC
Central Index Key	dei_EntityCentralIndexKey	0001105446
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 18, 2011
Prospectus Date	rr_ProspectusDate	Jan 18, 2011
CALVERT SOCIAL INDEX FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption fees (as % of amount redeemed or exchanged within 30 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[3]
Net expenses	rr_NetExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	548
3 Years	rr_ExpenseExampleYear03	757
5 Years	rr_ExpenseExampleYear05	982
10 Years	rr_ExpenseExampleYear10	1,630
Annual Return 2001	rr_AnnualReturn2001	(14.17%)
Annual Return 2002	rr_AnnualReturn2002	(24.68%)
Annual Return 2003	rr_AnnualReturn2003	29.56%
Annual Return 2004	rr_AnnualReturn2004	7.74%
Annual Return 2005	rr_AnnualReturn2005	3.07%
Annual Return 2006	rr_AnnualReturn2006	11.38%
Annual Return 2007	rr_AnnualReturn2007	2.65%
Annual Return 2008	rr_AnnualReturn2008	(40.04%)
Annual Return 2009	rr_AnnualReturn2009	34.11%
Annual Return 2010	rr_AnnualReturn2010	13.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.93%)
1 Year	rr_AverageAnnualReturnYear01	7.83%
5 Years	rr_AverageAnnualReturnYear05	(0.71%)
10 Years	rr_AverageAnnualReturnYear10	(0.81%)
CALVERT SOCIAL INDEX FUND | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.73%
5 Years	rr_AverageAnnualReturnYear05	(0.32%)
10 Years	rr_AverageAnnualReturnYear10	(0.94%)
CALVERT SOCIAL INDEX FUND | Class A | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.24%
5 Years	rr_AverageAnnualReturnYear05	(0.16%)
10 Years	rr_AverageAnnualReturnYear10	(0.71%)
CALVERT SOCIAL INDEX FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Redemption fees (as % of amount redeemed or exchanged within 30 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.85%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.25%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[3]
Net expenses	rr_NetExpensesOverAssets	1.75%
1 Year	rr_AverageAnnualReturnYear01	7.00%
5 Years	rr_AverageAnnualReturnYear05	(0.41%)
10 Years	rr_AverageAnnualReturnYear10	(1.32%)
CALVERT SOCIAL INDEX FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fees (as % of amount redeemed or exchanged within 30 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.61%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.01%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[3]
Net expenses	rr_NetExpensesOverAssets	1.75%
1 Year	rr_AverageAnnualReturnYear01	11.00%
5 Years	rr_AverageAnnualReturnYear05	(0.20%)
10 Years	rr_AverageAnnualReturnYear10	(1.31%)
CALVERT SOCIAL INDEX FUND | Class B - Sold
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	678
3 Years	rr_ExpenseExampleYear03	1,055
5 Years	rr_ExpenseExampleYear05	1,359
10 Years	rr_ExpenseExampleYear10	2,231
CALVERT SOCIAL INDEX FUND | Class B - Held
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	178
3 Years	rr_ExpenseExampleYear03	655
5 Years	rr_ExpenseExampleYear05	1,159
10 Years	rr_ExpenseExampleYear10	2,231
CALVERT SOCIAL INDEX FUND | Class C - Sold
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	278
3 Years	rr_ExpenseExampleYear03	605
5 Years	rr_ExpenseExampleYear05	1,059
10 Years	rr_ExpenseExampleYear10	2,317
CALVERT SOCIAL INDEX FUND | Class C - Held
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	178
3 Years	rr_ExpenseExampleYear03	605
5 Years	rr_ExpenseExampleYear05	1,059
10 Years	rr_ExpenseExampleYear10	2,317
CALVERT SOCIAL INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT SOCIAL INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to match the performance of the Calvert Social Index, which measures the investment return of large- and mid-capitalization stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under 'Choosing a Share Class' on page 84 and 'Reduced Sales Charges' on page 88 of the Fund's Prospectus, and under 'Method of Distribution' on page 54 of the Fund's Statement of Additional Information ('SAI').

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Less fee waiver and/or reimbursement over assets, date of termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ('turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the 'Example', affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of its portfolio's average value.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other calvert Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

:you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

:your investment has a 5% return each year;

:the Fund's operating expenses remain the same; and

:any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in about the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days' notice before changing this policy.

Calvert Social Index. The Calvert Social Index measures the performance of those companies that meet the sustainable and socially responsible investment criteria and that are selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, included in the Dow Jones Total Market Index (the 'Dow Jones TMI'). The Dow Jones TMI represents the top 95% of U.S. companies based on float-adjusted market capitalization, excluding the very smallest and least-liquid stocks. As of December 31, 2010, the capitalization range of the Calvert Social Index was  $237 million to  $295 billion, and the weighted average capitalization was  $71.3 billion. The Fund seeks to have a weighted average capitalization that approximates that of the Index. As of December 31, 2010, there were 674 companies in the Index, though this number will change over time due to company mergers or changes due to Calvert's evaluation of an issuer's conduct relative to the Fund's sustainable and socially responsible investment criteria. The Index is reconstituted once a year based on an updated list of the 1,000 largest U.S. companies. The Index is also reviewed quarterly to adjust for sustainable and socially responsible investment criteria and other factors.

Sustainable and Socially Responsible Investing. The Fund's sustainable and socially responsible investment criteria are described in the Fund's Prospectus under 'About Sustainable and Socially Responsible Investing.' Calvert continuously evaluates the performance of companies included in the Calvert Social Index to ensure compliance with these criteria.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the fund invests at least 80% of its net assets in preferred securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible while satisfying its investment criteria, including financial, sustainability and social responsibility factors, the Fund will not be able to match the performance of the index exactly.

Stock Market Risk. The stock market or the Calvert Social Index may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart below shows the fund's performance for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (of periods shown) 6/30/09 18.19% Worst Quarter (of periods shown) 12/31/08 -25.52%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12-31-10) (with maximum sales charge deducted, if any)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for Class C, R3 and I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

CALVERT SOCIAL INDEX FUND | Calvert Social Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.98%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.97%	[4]
10 Years	rr_AverageAnnualReturnYear10	0.63%	[4]
CALVERT SOCIAL INDEX FUND | Lipper Multi-Cap Core Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.91%
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10	2.91%

[1]	The contingent deferred sales charge reduces over time.
[2]	Management fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.
[3]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 0.75% for Class A, 1.75% for Class B and 1.75% for Class C. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.
[4]	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)